Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current and deferred federal tax expense (benefit)
Current expense	$ 378	$ 256	$ 1,842
Deferred expense (benefit)	1,474	673	(203)
Total income tax expense	1,852	929	1,639
Reconciliation of the federal income tax rate to the company's effective income tax rate
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciling items:
Tax exempt interest (as a percent)	(8.00%)	(12.30%)	(8.90%)
Dividend received deduction (as a percent)	(1.40%)	(2.20%)	(1.50%)
Non deductible health insurer fee (as a percent)	0.70%	0.00%	0.00%
Permanent nondeductible expenses (as a percent)	0.10%	0.10%	0.20%
Other (as a percent)	0.00%	0.00%	0.30%
Effective income tax rate: (as a percent)	26.40%	20.60%	25.10%
Unrecognized tax benefits
Liability for unrecognized tax benefits	0	0	0
Penalties accrued	$ 0	$ 0